Annual Total Returns- Janus Henderson Enterprise Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Enterprise Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.78%)	17.70%	30.72%	12.00%	3.39%	11.99%	26.47%	(0.96%)	35.21%	20.27%